N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 30, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (94.6%)

Education (13.8%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	575,000	$576,443
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	790,215
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	275,831
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	803,919
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/23	500,000	576,240
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/24	750,000	862,598
MT St Brd Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	568,090
*MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,250,000	2,381,828
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,185,006
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/21	330,000	361,198
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/23	200,000	214,184
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/24	445,000	471,834
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	523,300
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	150,619
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	412,957
		10,154,262

General Obligation (12.5%)
Billings MT G.O. 4.000% 07/01/24	290,000	306,869
Billings MT G.O. 4.000% 07/01/25	665,000	694,825
Billings MT G.O. 4.000% 07/01/26	300,000	311,376
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	782,136
Flathead Cnty MT Sch Dist #5 (Kalispell) GO 2.375% 07/01/23	630,000	615,957
Sch Dist #54 (Marion) Flathead Cnty Sch Bldg GO 3.000% 07/01/26	125,000	120,385
Sch Dist #54 (Marion) Flathead Cnty Sch Bldg GO 3.000% 07/01/32	185,000	162,650
Gallatin Cnty MT High Sch Dist #7 (Bozeman) Sch Bldg GO 4.250% 06/01/23	95,000	99,588
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/23	555,000	582,728
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.750% 07/01/24	645,000	680,804
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 4.000% 07/01/25	420,000	444,494
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/21	400,000	430,548
Gallatin Cnty MT Sch Dist #72 (Big Sky) GO 3.500% 07/01/22	455,000	484,903
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/23	380,000	418,239
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/24	385,000	414,984
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/26	295,000	309,906
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/27	305,000	315,989
Gallatin Cnty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/28	440,000	452,426
Glacier Cnty Sch Dist #15 (Cut Bk) MT GO 3.000% 07/01/29	125,000	116,069
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,446
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	156,005
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	160,268
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	169,739
Yellowstone Cnty MT School Dist #8 (Elder Grove) GO 2.125% 07/01/23	345,000	325,083
Yellowstone Cnty MT Sch Dist #23 Elysian Sch Bldg GO 3.000% 07/01/24	495,000	501,460
		9,207,877

Health Care (22.6%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	250,180
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,126
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	259,493
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	252,283
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	130,951
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	644,550
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	261,903
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,081,662
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,436,499
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	398,852
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	689,482
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,067,420
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	188,629
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,595,715
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	301,704
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	154,115
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	281,696
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	500,000	503,325
MT Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	80,854
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,000,000	1,052,630
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	630,200
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	871,129
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,309
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,729
*MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,260,000	1,262,079
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,349,963
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	256,231
		16,573,709

Housing (14.5%)
MT Brd of Hsg Single Family Program 2.100% 12/01/19	400,000	391,548
MT Brd of Hsg Single Family Program 2.375% 12/01/20	400,000	390,156
MT Brd of Hsg Single Family Program 2.650% 06/01/21	200,000	192,296
MT Brd of Hsg Single Family Program 2.650% 12/01/21	400,000	383,708
MT Brd of Hsg Single Family Program 3.000% 06/01/23	250,000	238,225
MT Brd of Hsg Single Family Program 3.000% 12/01/23	120,000	114,169
MT Brd of Hsg Single Family Program 3.150% 06/01/24	480,000	455,510
MT Brd of Hsg Single Family Program 3.150% 12/01/24	170,000	161,146
MT Brd of Hsg Single Family Program 3.350% 06/01/25	200,000	188,610
MT St Brd of Hsg SF MTGE Program-Ser B-2 3.875% 12/01/23	280,000	283,175
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 06/01/24	250,000	254,933
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.050% 12/01/24	705,000	719,474
MT St Brd of Hsg SF MTGE Program-Ser B-2 4.650% 12/01/28	395,000	401,442
MT Brd of Hsg Single Family Mtg Ser B 4.750% 12/01/27	55,000	55,285
MT Brd of Hsg Single Family Program 5.050% 12/01/24	85,000	88,785
MT Brd of Hsg Single Family Program 5.300% 12/01/29	370,000	381,107
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,195,000	1,223,178
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	565,000	583,594
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	740,000	764,849
MT St Brd Hsg Single Family Program 3.400% 12/01/27	1,760,000	1,659,222
MT St Brd Hsg Single Family Program 3.600% 12/01/30	660,000	607,576
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	220,000	220,029
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	215,000	215,110
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	565,000	564,972
MT Brd of Hsg Single Family Mtg Ser C2 4.850% 12/01/26	90,000	90,246
		10,628,345

Other Revenue (16.0%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	260,350
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	283,098
Billings MT COPS-Ref 3.000% 09/01/19	400,000	418,984
Billings MT COPS-Ref 3.000% 09/01/20	435,000	449,907
Billings MT COPS-Ref 3.000% 09/01/21	150,000	152,686
Billings MT COPS-Ref 3.000% 09/01/22	195,000	195,710
Billings MT COPS-Ref 3.000% 09/01/23	210,000	206,705
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	300,198
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	66,561
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	71,534
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,262
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	409,020
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	424,108
Billings MT Spl Impt Dist No 1385 3.050% 07/01/21	375,000	356,959
Billings MT Spl Impt Dist No 1385 4.000% 07/01/25	350,000	320,162
Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	250,000	225,668
Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	839,691
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	196,944
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	625,752
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	616,590
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,022,750
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	292,658
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	290,037
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	183,774
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	129,014
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	493,542
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	299,347
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	225,769
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,364
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr Rev 5.600% 10/01/17	560,000	560,017
MT Health Facs Auth (Boyd Andrew Prj) Pre-Release Ctr 6.300% 10/01/20	795,000	797,480
PR Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	750,000	673,395
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	104,053
		11,714,089

Transportation (11.2%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	855,368
Billings MT Arpt Rev 4.750% 07/01/19	350,000	376,733
Billings MT Arpt Rev 5.000% 07/01/20	235,000	254,944
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	799,614
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,024,120
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	202,348
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	208,876
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	100,615
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	105,355
Missoula MT Spl Impt Dists #541 5.400% 07/01/29	370,000	387,205
Missoula MT Spl Impt Dists #548 4.000% 07/01/19	190,000	200,363
Missoula MT Spl Impt Dists #548 4.625% 07/01/23	240,000	250,150
Missoula MT Spl Impt Dists No #548 5.250% 07/01/27	240,000	250,572
Missoula MT Spl Impt Dists #548 5.500% 07/01/31	235,000	240,762
MT St Dept of Transportation Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	390,936
MT St Dept of Transportation Rev Ref 5.000% 06/01/20	1,575,000	1,855,602
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	165,000	203,671
PR Comwlth Hwy & Transn Auth Hwy Rev 6.250% 07/01/21	500,000	515,145
		8,222,379

Utilities (4.0%)
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,858,770
Livingston MT Swr Sys Rev 3.000% 07/01/25	385,000	372,880
Livingston MT Swr Sys Rev 3.100% 07/01/26	100,000	96,330
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/22	725,000	595,928
		2,923,908

TOTAL MUNICIPAL BONDS (COST: $69,340,163)		$69,424,569

SHORT-TERM SECURITIES (4.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $3,213,057)	3,213,057	$3,213,057

TOTAL INVESTMENTS IN SECURITIES (COST: $72,553,220) (99.0%)		$72,637,626
OTHER ASSETS LESS LIABILITIES (1.0%)		713,548

NET ASSETS (100.0%)		$73,351,174

^	Variable rate security; rate shown represents rate as of September 30, 2013.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 30, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.1%)

Education (9.7%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	250,000	$248,618
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	264,650
ND St Brd Higher Ed Rev Hsg & Aux - BSC 3.000% 05/01/20	205,000	211,268
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	179,156
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	126,510
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	100,844
ND St Brd Higher Ed Rev Hsg & Aux - BSC 5.350% 05/01/30	500,000	490,045
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	263,693
ND St Brd Higher Ed 5.000% 04/01/25	160,000	172,122
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	153,593
Univ of ND Hsg & Aux Facs Ref Rev 5.000% 04/01/24	250,000	280,587
		2,491,086

General Obligation (15.7%)
#Bismarck ND Public Sc h Dist #1 Sch Bldg 4.000% 05/01/26	750,000	785,550
*Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	1,000,000	1,078,260
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	262,057
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	213,606
Grand Forks ND Pub Bldg 4.625% 12/01/26	450,000	473,679
#Mandan Public Schools District # 1 3.125% 08/01/24	200,000	198,230
Minot ND Wtr & Swr Util Rev 5.250% 10/01/22	200,000	221,546
Minot ND Wtr & Swr Util Rev 5.375% 10/01/23	250,000	278,220
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	537,010
		4,048,158

Health Care (18.9%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	332,748
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	238,027
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	125,885
Fargo ND Health Sys 5.500% 11/01/20	500,000	582,895
Fargo ND Health Sys 6.000% 11/01/28	500,000	562,925
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 5.000% 12/01/22	500,000	545,790
Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys 4.000% 12/01/27	600,000	562,674
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	314,196
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	160,856
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	408,743
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	500,000	507,385
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	505,225
		4,847,349

Housing (10.4%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	100,000	103,066
ND St Hsg Fin Agy 4.450% 01/01/25	480,000	498,341
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	418,628
*ND (HFA) Hsg Fin Rev 5.200% 07/01/22	290,000	295,524
ND St Hsg Fin Agy 5.150% 07/01/23	120,000	121,186
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	298,968
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	147,621
ND St Hsg Fin Agy 3.350% 07/01/21	785,000	797,419
		2,680,753

Other Revenue (25.7%)
Grand Forks ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	206,004
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	106,219
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	157,199
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	241,450
ND Pub Fin Auth St Revolving FD 5.500% 10/01/27	250,000	278,583
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	215,056
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	340,000	389,351
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/22	500,000	584,605
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	190,730
ND Pub Fin Auth 3.000% 06/01/21	205,000	206,620
ND Pub Fin Auth 3.000% 06/01/22	140,000	140,167
ND Pub Fin Auth 4.000% 06/01/25	300,000	313,695
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,028,282
PR Pub Bldgs Auth Govt Fac Rev Gtd 5.500% 07/01/23	200,000	167,208
PR Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	150,000	134,679
*Ward Cnty ND Sales Tax Rev 3.000% 04/01/22	300,000	297,207
Ward Cnty ND Sales Tax Rev 3.000% 04/01/23	500,000	499,570
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	101,081
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	75,394
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	251,312
Williston ND Parks & Rec Dist Sales Tax & Gross Revenue 4.000% 03/01/23	1,000,000	1,027,430
		6,611,842

Transportation (3.5%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	376,453
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	529,610
		906,063

Utilities (14.2%)
Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	501,575
#Bismarck ND Wtr Revenue 3.000% 04/01/21	495,000	510,072
#Bismarck ND Wtr Revenue 3.625% 04/01/25	675,000	687,811
#Bismarck ND Wtr Revenue 3.750% 04/01/26	265,000	268,747
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	950,000	985,720
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	526,690
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	157,769
		3,638,384

TOTAL MUNICIPAL BONDS (COST:24,891,737)		$25,223,635

SHORT-TERM SECURITIES (9.7%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $2,500,990)	2,500,990	$2,500,990

TOTAL INVESTMENTS IN SECURITIES (COST: $27,392,727) (107.8%)		$27,724,625
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.8%)		(2,011,956)

NET ASSETS (100.0%)		$25,712,669

^	Variable rate security; rate shown represents rate as of September 30, 2013.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$72,553,220	$27,392,727
Unrealized appreciation	$1,572,704	$654,219
Unrealized depreciation	($1,488,298)	($322,321)
Net unrealized appreciation (depreciation)*	$84,406	$331,898

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2013:

Viking Tax-Free Fund for Montana
	Level 1	Level 2	Level 3	Total
Short Term Securities	$3,213,057	$0	$0	$3,213,057
Municipal Bonds	0	69,424,569	0	69,424,569
Total	$3,213,057	$69,424,569	$0	$72,637,626

Viking Tax-Free Fund for North Dakota
	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,500,990	0	$0	$2,500,990
Municipal Bonds	0	25,223,635	0	25,223,635
Total	$2,500,990	$25,223,635	$0	$27,724,625

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 25, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 25, 2013